Business Segments (Narrative) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Operating profit (loss)	¥ 1,551.0	¥ 1,663.4	¥ 1,463.4
Global Business Group [Member]
Segment Reporting Information [Line Items]
Number of offices outside Japan	Nearly 1,200 offices
Modification Impact [Member] | Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		(6.5)	(3.0)
Modification Impact [Member] | Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		(22.3)	(17.6)
Modification Impact [Member] | Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		(1.8)	(1.3)
Modification Impact [Member] | Global Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		27.7	(20.4)
Modification Impact [Member] | Global Markets Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		39.2	33.0
Modification Impact [Member] | Business Segment, Other [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		¥ 68.3	¥ 9.6
BTMU [Member] | Krungsri [Member]
Segment Reporting Information [Line Items]
Percentage of ownership in the shares of a subsidiary	76.88%